                            PRIVATE INVESTMENT CLASS
                                     of the
                             CASH RESERVE PORTFOLIO
                                       of
                            TAX-FREE INVESTMENTS CO.

                        Supplement dated January 30, 1998
                   to the Statement of Additional Information
                               dated July 29, 1997



Pursuant to a Transfer Agency and Service Agreement, dated December 29, 1997, A I M Fund Services, Inc., a wholly owned subsidiary of A I M Advisors, Inc., provides transfer agency services to the Portfolio.